N-2 - USD ($)					3 Months Ended
		Jan. 13, 2023	Jan. 12, 2023	Dec. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Cover [Abstract]
Entity Central Index Key		0001051003
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		BLACKROCK DEBT STRATEGIES FUND, INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Sales load paid by you (as a percentage of offering price) (1)	1.00%
Offering expenses borne by the Fund (as a percentage of offering price) (2)	0.03%
Dividend reinvestment plan fees	$0.02 per share for open-market purchases of common shares	(3)
Dividend reinvestment plan sale transaction fee	$2.50	(3)
(1)
Represents the estimated commission with respect to the Fund’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Fund’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Fund’s common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on market price of the Fund’s common shares at the time of any such sale.

(2)
Based on a sales price per share of $9.20, which represents the last reported sales price per share of the Fund’s common shares on the NYSE on December 30, 2022. Assumes all of the common shares being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents the initial offering costs incurred by the Fund in connection with this offering, which are estimated to be $125,581. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement, the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus Supplement and the accompanying Prospectus and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the offering.

(3)
Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Fund. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0.02
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.03%
Annual Expenses [Table Text Block]
Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Management fees (4)(5)	0.80%
Other Expenses (6)(7)	1.64%
Miscellaneous Other Expenses	0.05%
Interest Expense (8)	1.59%
Total Annual Fund Operating Expenses (7)	2.44%
Fee Waivers and/or Expense Reimbursements (5)	—

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements (5)	2.44%

(4)
The Fund currently pays the Advisor a contractual management fee at an annual rate of 0.55% based on an aggregate of (i) the Fund’s average daily Net Assets and (ii) the proceeds of any outstanding debt securities or borrowings used for leverage (together, “average daily Managed Assets”). “Net Assets” means the total assets of the Fund minus the sum of the accrued liabilities. The liquidation preference of any outstanding preferred stock (other than accumulated dividends) is not considered a liability in determining the Fund’s net asset value. The Fund uses leverage in the form of a credit facility, which as of December 30, 2022 amounted to approximately 25.21% of the Fund’s Managed Assets (approximately 33.71% of the Fund’s net assets). “Managed Assets” means the total assets of the Fund minus the sum of the Fund’s accrued liabilities (other than the aggregate indebtedness constituting financial leverage). The Fund’s net assets attributable to common stock are the Fund’s Managed Assets minus the value of the Fund’s assets attributable to indebtedness constituting financial leverage. Thus, when the Fund uses leverage, its net assets attributable to common stock are less than its Managed Assets and its expenses (including the management fee) stated as a percentage of its net assets attributable to common stock are greater than they would be if stated as a percentage of its Managed Assets. This table reflects the fact that you, as a common shareholder, bear the expenses of the Fund’s use of leverage in the form of higher fees as a percentage of the Fund’s net assets attributable to common stock than if the Fund did not use leverage.

(5)
The Fund and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates that have a contractual management fee, through June 30, 2024. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2024. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act) of the Fund (the “Independent Directors”)) or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.

(6)	Other Expenses have been restated to reflect current fees.
(7)
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Miscellaneous Other Expenses and Interest Expense to reflect current fees.

(8)
Reflects leverage, in the form of a credit facility, in an amount equal to approximately 25.21% of the Fund’s Managed Assets as of December 30, 2022. The interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of the Fund for accounting purposes.

Management Fees [Percent]	[4],[5]	0.80%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]		0.05%
Other Annual Expense 2 [Percent]	[6]	1.59%
Other Annual Expenses [Percent]	[7],[8]	1.64%
Total Annual Expenses [Percent]	[8]	2.44%
Waivers and Reimbursements of Fees [Percent]	[4]	0.00%
Net Expense over Assets [Percent]	[4]	2.44%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses (including the sales load of $10 and offering costs of $0.29) that you would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 2.44% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$35	$85	$139	$285
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 35
Expense Example, Years 1 to 3		85
Expense Example, Years 1 to 5		139
Expense Example, Years 1 to 10		$ 285
Purpose of Fee Table , Note [Text Block]		The following table and example are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our common shares.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Fund. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
Other Expenses, Note [Text Block]		Other Expenses have been restated to reflect current fees.
Management Fee not based on Net Assets, Note [Text Block]		The Fund currently pays the Advisor a contractual management fee at an annual rate of 0.55% based on an aggregate of (i) the Fund’s average daily Net Assets and (ii) the proceeds of any outstanding debt securities or borrowings used for leverage (together, “average daily Managed Assets”). “Net Assets” means the total assets of the Fund minus the sum of the accrued liabilities. The liquidation preference of any outstanding preferred stock (other than accumulated dividends) is not considered a liability in determining the Fund’s net asset value. The Fund uses leverage in the form of a credit facility, which as of December 30, 2022 amounted to approximately 25.21% of the Fund’s Managed Assets (approximately 33.71% of the Fund’s net assets). “Managed Assets” means the total assets of the Fund minus the sum of the Fund’s accrued liabilities (other than the aggregate indebtedness constituting financial leverage). The Fund’s net assets attributable to common stock are the Fund’s Managed Assets minus the value of the Fund’s assets attributable to indebtedness constituting financial leverage. Thus, when the Fund uses leverage, its net assets attributable to common stock are less than its Managed Assets and its expenses (including the management fee) stated as a percentage of its net assets attributable to common stock are greater than they would be if stated as a percentage of its Managed Assets. This table reflects the fact that you, as a common shareholder, bear the expenses of the Fund’s use of leverage in the form of higher fees as a percentage of the Fund’s net assets attributable to common stock than if the Fund did not use leverage.
Acquired Fund Total Annual Expenses, Note [Text Block]		The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Miscellaneous Other Expenses and Interest Expense to reflect current fees.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		The Fund’s primary investment objective is to seek to provide current income by investing primarily in a diversified portfolio of U.S. companies’ debt instruments, including senior and subordinated corporate loans, both secured and unsecured (“Corporate Loans”), which are rated in the lower rating categories of the established rating services (Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or lower by Standard & Poor’s Ratings Services (“Standard & Poor’s” or “S&P”)) or unrated debt instruments which are in the judgment of the Fund’s investment advisor, BlackRock Advisors, LLC (the “Advisor”), to be of equivalent quality. Debt securities rated below investment grade commonly are referred to as “junk bonds.” As a secondary objective, the Fund will seek to provide capital appreciation.
Share Price [Table Text Block]
PRICE RANGE OF COMMON SHARES
The following table sets forth, for the quarters indicated, the highest and lowest daily closing prices on the NYSE per common share, and the NAV per common share and the premium to or discount from NAV, on the date of each of the high and low market prices. The table also sets forth the number of common shares traded on the NYSE during the respective quarters.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price		Trading
During Quarter Ended	High	Low	High	Low	High	Low	Volume
December 31, 2022	$9.77	$8.80	$10.48	$10.24	(6.77)%	(14.06)%	9,860,686
September 30, 2022	$10.15	$8.83	$10.84	$10.27	(6.37)%	(14.02)%	6,897,776
June 30, 2022	$10.52	$8.59	$11.34	$10.40	(7.23)%	(17.42)%	11,465,492
March 31, 2022	$11.75	$10.06	$11.57	$11.20	1.56%	(10.18)%	11,354,361
December 31, 2021	$12.14	$11.47	$11.61	$11.69	4.57%	(1.88)%	7,344,194
September 30, 2021	$11.73	$10.93	$11.68	$11.65	0.43%	(6.18)%	9,105,172
June 30, 2021	$11.53	$10.86	$11.71	$11.61	(1.54)%	(6.46)%	6,975,149
March 31, 2021	$11.00	$10.37	$11.64	$11.62	(5.50)%	(10.76)%	10,570,729
As of January 12, 2023, the NAV per common share of the Fund was $10.64 and the market price per common share was $9.59, representing a discount to NAV of (9.87)%. Common shares of the Fund have historically traded at both a premium and discount to NAV.
As of December 30, 2022, the Fund had outstanding 46,610,312 common shares.

Lowest Price or Bid					$ 8.8	$ 8.83	$ 8.59	$ 10.06	$ 11.47	$ 10.93	$ 10.86	$ 10.37
Highest Price or Bid					9.77	10.15	10.52	11.75	12.14	11.73	11.53	11
Lowest Price or Bid, NAV					10.24	10.27	10.4	11.2	11.69	11.65	11.61	11.62
Highest Price or Bid, NAV					$ 10.48	$ 10.84	$ 11.34	$ 11.57	$ 11.61	$ 11.68	$ 11.71	$ 11.64
Highest Price or Bid, Premium (Discount) to NAV [Percent]					(6.77%)	(6.37%)	(7.23%)	1.56%	4.57%	0.43%	(1.54%)	(5.50%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]					(14.06%)	(14.02%)	(17.42%)	(10.18%)	(1.88%)	(6.18%)	(6.46%)	(10.76%)
Latest Share Price			$ 9.59
Latest Premium (Discount) to NAV [Percent]			(9.87%)
Latest NAV			$ 10.64
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]				46,610,312
Sale Transaction [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 2.5

[1]	Represents the estimated commission with respect to the Fund’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Fund’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Fund’s common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on market price of the Fund’s common shares at the time of any such sale.
[2]	Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Fund. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
[3]	Based on a sales price per share of $9.20, which represents the last reported sales price per share of the Fund’s common shares on the NYSE on December 30, 2022. Assumes all of the common shares being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents the initial offering costs incurred by the Fund in connection with this offering, which are estimated to be $125,581. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement, the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus Supplement and the accompanying Prospectus and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the offering.
[4]	The Fund and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Advisor or its affiliates that have a contractual management fee, through June 30, 2024. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2024. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Fund (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act) of the Fund (the “Independent Directors”)) or a majority of the outstanding voting securities of the Fund), upon 90 days’ written notice by the Fund to the Advisor.
[5]	The Fund currently pays the Advisor a contractual management fee at an annual rate of 0.55% based on an aggregate of (i) the Fund’s average daily Net Assets and (ii) the proceeds of any outstanding debt securities or borrowings used for leverage (together, “average daily Managed Assets”). “Net Assets” means the total assets of the Fund minus the sum of the accrued liabilities. The liquidation preference of any outstanding preferred stock (other than accumulated dividends) is not considered a liability in determining the Fund’s net asset value. The Fund uses leverage in the form of a credit facility, which as of December 30, 2022 amounted to approximately 25.21% of the Fund’s Managed Assets (approximately 33.71% of the Fund’s net assets). “Managed Assets” means the total assets of the Fund minus the sum of the Fund’s accrued liabilities (other than the aggregate indebtedness constituting financial leverage). The Fund’s net assets attributable to common stock are the Fund’s Managed Assets minus the value of the Fund’s assets attributable to indebtedness constituting financial leverage. Thus, when the Fund uses leverage, its net assets attributable to common stock are less than its Managed Assets and its expenses (including the management fee) stated as a percentage of its net assets attributable to common stock are greater than they would be if stated as a percentage of its Managed Assets. This table reflects the fact that you, as a common shareholder, bear the expenses of the Fund’s use of leverage in the form of higher fees as a percentage of the Fund’s net assets attributable to common stock than if the Fund did not use leverage.
[6]	Reflects leverage, in the form of a credit facility, in an amount equal to approximately 25.21% of the Fund’s Managed Assets as of December 30, 2022. The interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of the Fund for accounting purposes.
[7]	Other Expenses have been restated to reflect current fees.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Miscellaneous Other Expenses and Interest Expense to reflect current fees.